Redeemable Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Redeemable Non-Controlling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTEREST

Note 15 — REDEEMABLE NON-CONTROLLING INTEREST

The redeemable non-controlling interest as of December 31, 2024 represents the 2.87% and 2.27% of equity shareholding on VIE from two preferred shareholders that were not acquired by the Company during the reorganization.

Upon the completion of the Company’s IPO in October 2025, the non-controlling interests were automatically converted to ordinary shares of the VIE. The redeemable non-controlling interest as of December 31, 2025 was nil.

The change in the balance of the redeemable non-controlling interests for the years ended December 31, 2023, 2024 and 2025 is as follows:

Redeemable non-controlling interest	Amount
RMB
Balance as of December 31, 2022	76,671,233
Re-designation	76,041,096
Accretion to redemption value of mezzanine equities	5,931,507
Balance as of December 31, 2023	158,643,836
Accretion to redemption value of mezzanine equities	10,027,398
Balance as of December 31, 2024	168,671,234
Accretion to redemption value of mezzanine equities	7,726,027
Converted into ordinary shares of the VIE upon the completion of the IPO	(176,397,261)
Balance as of December 31, 2025	—